Oct. 30, 2015
NUVEEN NWQ GLOBAL EQUITY FUND

SUPPLEMENT DATED MAY 26, 2016

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

DATED OCTOBER 30, 2015

Effective August 1, 2016, the fund’s name will change from “Nuveen NWQ Global Equity Fund” to “Nuveen NWQ Global All-Cap Fund.”